Subsequent Event (Details Narrative) - Non-adjusting events after reporting period [Member] - Michael Ward [Member] $ in Thousands	Oct. 04, 2019 USD ($)
Statement Line Items [Line Items]
Severance payable in installments	$ 488
Number of equal installments payable term	12 months